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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     / / (a)
     or fiscal year ending:        12/31/99 (b)

Is this a transition report? (Y/N)   N

Is this an amendment to a previous filing? (Y/N)  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:         Farmers Annuity Separate Account A

     B.   File Number:             811-09547

     C.   Telephone Number:        206-232-8400

2.   A.   Street:                  3003 - 77th Avenue, S.E.

     B.   City:  Mercer Island     C.  State:  WA                     D.  Zip Code:  98040     Zip Ext:

     E.   Foreign Country:                     Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)       Y

4.   Is this the last filing on this form by Registrant? (Y/N)        N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)?  (Y/N)              Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) N [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?

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                                                         Page 47, "X" box: [ ]

For period ending 12/31/99

File number 811-09547

UNIT INVESTMENT TRUSTS

111. A.  [/] Depositor Name:  Farmers New World Life Insurance Company

     B.  [/] File Number (If any):  N/A

     C.  [/] City:   Mercer Island   State:  WA    Zip Code:  98040   Zip Ext.:

         [/] Foreign Country:________________    Foreign Postal Code:__________

111. A.  [/] Depositor Name:___________________________________________________

     B.  [/] File Number (If any):_____________________________________________

     C.  [/] City:__________  State:________  Zip Code:________  Zip Ext.:_____

         [/] Foreign Country:__________________   Foreign Postal Code:_________

112. A.  [/] Sponsor Name:  N/A

     B.  [/] File Number (If any):_____________________________________________

     C.  [/] City:__________  State:________  Zip Code:________  Zip Ext.:_____

         [/] Foreign Country:__________________   Foreign Postal Code:_________

112. A.  [/] Sponsor Name:_____________________________________________________

     B.  [/] File Number (If any):_____________________________________________

     C.  [/] City:__________  State:________  Zip Code:________  Zip Ext.:_____

         [/] Foreign Country:__________________   Foreign Postal Code:_________

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For period ending  12/31/99

File number 811-09547

113. A.  [/] Trustee Name:  N/A

     B.  [/] City:__________  State:________  Zip Code:________  Zip Ext.:_____

         [/] Foreign Country:__________________   Foreign Postal Code:_________

113. A.  [/] Trustee Name:_____________________________________________________

     B.  [/] City:__________  State:________  Zip Code:________  Zip Ext.:_____

         [/] Foreign Country:__________________   Foreign Postal Code:_________

114. A.  [/] Principal Underwriter Name:    Investors Brokerage Services, Inc.

     B.  [/] File Number 8-14989

     C.  [/] City:  Long Grove  State: IL  Zip Code:  60049  Zip Ext.:  0001

         [/] Foreign Country:__________________   Foreign Postal Code:_________

114. A.  [/] Principal Underwriter Name:_______________________________________

     B.  [/] File Number 8-_____

     C.  [/] City:__________  State:________  Zip Code:________  Zip Ext.:_____

         [/] Foreign Country:__________________   Foreign Postal Code:_________

115. A.  [/] Independent Public Accountant Name:  Deloitte & Touche LLP

     B.  [/] City:  Seattle  State:  WA  Zip Code:  98104  Zip Ext.:  5044

         [/] Foreign Country:__________________   Foreign Postal Code:_________

115. A.  [/] Independent Public Accountant Name:_______________________________

     B.  [/] City:__________  State:________  Zip Code:________  Zip Ext.:_____

         [/] Foreign Country:__________________   Foreign Postal Code:_________

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                                                         If filing more than one
                                                         Page 49, "X" box: [ ]

For period ending   12/31/99

File number 811-09547

116. Family of investment companies information:

     A.  [/] Is Registrant part of a family of investment companies? (Y/N)         N
                                                                                 ------
                                                                                   Y/N

     B.  [/] Identify the family in 10 letters:_ _ _ _ _ _ _ _ _ _
             (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [/] Is Registrant a separate account of an insurance company? (Y/N)       Y
                                                                                 ------
                                                                                   Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B.  [/] Variable annuity contracts? (Y/N)____________________                 Y
                                                                                 ------
                                                                                   Y/N

     C.  [/] Scheduled premium variable life contracts? (Y/N)                      N
                                                                                 ------
                                                                                   Y/N

     D.  [/] Flexible premium variable life contracts? (Y/N)                       N
                                                                                 ------
                                                                                   Y/N

     E.  [/] Other types of insurance products registered under the Securities
             Act of 1933?  (Y/N)                                                   N
                                                                                 ------
                                                                                   Y/N

118. [/] State the number of series existing at the end of the period that had
         securities registered under the Securities Act of 1933________________    1
                                                                                 ------

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
         _____________________________                                             0
                                                                                 ------

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
         _____________________________                                           $ 0
                                                                                 ------
121. [/] State the number of series for which a current prospectus was in
         existence at the end of the period____________________________________    1
                                                                                 ------

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
         _____________________________                                             0
                                                                                 ------

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                                                         If filing more than one
                                                         Page 50, "X" box: [ ]

For period ending   12/31/99

File number 811-09547

123.  [/]     State the total value of the additional units considered in
              answering item 122 ($000's omitted)________________________         $ 0
                                                                                  ------

124.  [/]     State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
              (the value of these units is to be measured on the date they were
              placed in the subsequent series) ($000's omitted)________________   $ 0
                                                                                  ------

125.  [/]     State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
              principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's
              omitted)____________________________                                $ 0
                                                                                  ------

126.          Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
              Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
              series.) ($000's omitted)__________________________                 $ 0
                                                                                  ------
127.          List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                   Number of    Total Assets        Total Income
                                                                    Series         ($000's          Distributions
                                                                   Investing      omitted)         ($000's omitted)
                                                                   ---------      --------        -----------------
A.    U.S. Treasury direct issue  _______________                                 $                     $
                                                                     ------       -------               -------
B.    U.S. Governemnt agency _______________                                      $                     $
                                                                     ------       -------               -------
C.    State and municipal tax-free _______________                                $                     $
                                                                     ------       -------               -------
D.    Public utility debt _______________                                         $                     $
                                                                     ------       -------               -------
E.    Brokers or dealers debt or
      debt of brokers' or dealers' parent _______________                         $                     $
                                                                     ------       -------               -------
F.    All other corporate intermed. &
      long-term debt _______________                                              $                     $
                                                                     ------       -------               -------
G.    All other corporate short-term debt _______________                         $                     $
                                                                     ------       -------               -------
H.    Equity securities of brokers or dealers
      or parents of brokers or dealers _______________                            $                     $
                                                                     ------       -------               -------
I.    Investment company equity securities _______________                        $                     $
                                                                     ------       -------               -------
J.    All other equity securities _______________                                 $                     $
                                                                     ------       -------               -------
K.    Other securities _______________                                            $                     $
                                                                     ------       -------               -------
L.    Total assets of all series of registrant _______________                    $                     $
                                                                     ------       -------               -------

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                                                         Page 51, "X" box: [ ]
For period ending  12/31/99

File number 811-09547

128.  [/]    Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
             other than the issuer?  (Y/N)_____________________________             N
                                                                                 ------
             [If answer is "N" (No), go to item 131.]                               Y/N

129.  [/]    Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of
             the current period? (Y/N)____________________________________       N/A
                                                                                 ------
             [If answer is "N" (No), go to item 131.]                               Y/N

130.  [/]    In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
             derived from insurance or guarantees? (Y/N)_____________________    N/A
                                                                                 ------
                                                                                    Y/N

131.         Total expenses incurred by all series of Registrant during the
             current reporting period ($000's omitted)______________________     $ 0
                                                                                 ------

132.  [/]    List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing: N/A ____________________________________________

     811 -_____   811 -_____   811 -_____   811 -_____   811 -_____

     811 -_____   811 -_____   811 -_____   811 -_____   811 -_____

     811 -_____   811 -_____   811 -_____   811 -_____   811 -_____

     811 -_____   811 -_____   811 -_____   811 -_____   811 -_____

     811 -_____   811 -_____   811 -_____   811 -_____   811 -_____

     811 -_____   811 -_____   811 -_____   811 -_____   811 -_____

     811 -_____   811 -_____   811 -_____   811 -_____   811 -_____

     811 -_____   811 -_____   811 -_____   811 -_____   811 -_____

     811 -_____   811 -_____   811 -_____   811 -_____   811 -_____

This report is signed on behalf of the Registrant Los Angeles, State of California.

Date:  February 28, 2000.

(Name of Registrant, Depositor, or Trustee)

Farmers Annuity Separate Account A

By: /s/ M. Douglas Close             Witness: /s/ James P. Brennan, Sr.
   --------------------------------          ---------------------------------
   M. Douglas Close
   Vice President & General Counsel
   Farmers New World Life Insurance Co.


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